Income Taxes (Details) - Schedule of components of deferred liabilities ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax liabilities
Intangible assets acquired through acquisition	¥ 61,236	$ 8,878	¥ 58,746
Total	¥ 61,236	$ 8,878	¥ 58,746